PRIVATE PLACEMENT (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 14, 2021	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 12, 2022	Oct. 12, 2021	Jan. 31, 2021	Oct. 12, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)			5,750,000
Purchase price, per unit		$ 10.00				$ 0.10		$ 10.00
Proceeds from Issuance of Private Placement			$ 2,000,000
Chardan
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit							$ 10.00		$ 10.00
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00			$ 0.10	$ 0.10
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	750,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance of Private Placement	$ 150,000
Over-allotment option | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	15,000
Purchase price, per unit	$ 10.00
Over-allotment option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	750,000	750,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance of Private Placement	$ 150,000	$ 1,850,000
Over-allotment option | Subsequent Event | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	15,000
Purchase price, per unit	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	15,000	185,000
Purchase price, per unit	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 7,650,000	$ 1,850,000
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares per warrant		0.10
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		135,000
Private Placement | Chardan
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		50,000
Private Placement | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	15,000	185,000
Purchase price, per unit	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 7,650,000	$ 1,850,000		$ 1,850,000
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares per warrant		0.10
Private Placement | Subsequent Event | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		135,000
Private Placement | Subsequent Event | Chardan
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		50,000